Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000116044 [Member]
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth Fund
Class Name	Class A
Trading Symbol	AFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 472-2140
Additional Information Website	https://mf.bahl-gaynor.com/#fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class A/AFNAX)	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Bahl & Gaynor Income Growth Fund (the “Fund”) Class A returned +14.10% (7.82% net of load) for the Fund’s Fiscal Year, ended June 30, 2024. Over the same period, the Standard & Poor’s 500 Index[1] (S&P 500) increased +24.56%.
The Fund’s large-cap core approach seeks to provide high current income that consistently rises.  The Fund typically invests in high-quality companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments.
During the Fiscal Year, the underlying Fund holdings delivered one-year growth in portfolio income (cash dividends received) of approximately +5.7%.
The Fund performed in line with its investible universe of stocks yielding 2.0% or greater, which returned +14.27%. However, that cohort of stocks underperformed non-dividend payers and dividend payers with a yield of 0-2%, each of which returned 26.66% and 31.42%, respectively, for the one-year period ended 6/30/2024.
TOP PERFORMANCE CONTRIBUTORS
From a sector standpoint, selection effect within Health Care contributed positively to Fund performance. Additionally, selection effect within Energy also benefited Fund performance, though this was offset by an overweight to the sector.
Top Position Contributors:
       1. Broadcom (AVGO)
       2. Eli Lilly & Co. (LLY)
       3. Eaton Corp (ETN)
TOP PERFORMANCE DETRACTORS
From a sector perspective, Consumer Staples and no ownership within the Communication Services sector contributed negatively to Fund performance.
Top Position Detractors:
      1. Air Products & Chemicals (APD)
      2. United Parcel Service (UPS)
       3. Starbucks (SBUX)
The views in this letter were as of June 30, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bahl & Gaynor Income Growth Fund (Class A/AFNAX)	7.82%	7.42%	8.35%
Bahl & Gaynor Income Growth Fund (Class A/AFNAX) — excluding sales load	14.10%	8.65%	8.96%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://mf.bahl-gaynor.com/#fund-documents for the most recent performance information.
Net Assets	$ 1,845,215,975
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 12,105,847
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,845,215,975
Total number of portfolio holdings	50
Total advisory fee paid/(reimbursed)	$12,105,847
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 5.25%	7.0%
Eli Lilly & Co., 1.30%	5.8%
Merck & Co., Inc., 0.77%	4.4%
AbbVie, Inc., 1.55%	4.3%
PepsiCo, Inc., 1.35%	3.6%
Procter & Gamble Co., 1.01%	3.4%
Mondelez International, Inc., Class A, 0.42%	3.2%
Eaton Corp. PLC, 0.94%	3.2%
NextEra Energy, Inc., 0.52%	3.0%
Chevron Corp., 1.63%	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc., 5.25%	7.0%
Eli Lilly & Co., 1.30%	5.8%
Merck & Co., Inc., 0.77%	4.4%
AbbVie, Inc., 1.55%	4.3%
PepsiCo, Inc., 1.35%	3.6%
Procter & Gamble Co., 1.01%	3.4%
Mondelez International, Inc., Class A, 0.42%	3.2%
Eaton Corp. PLC, 0.94%	3.2%
NextEra Energy, Inc., 0.52%	3.0%
Chevron Corp., 1.63%	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Bahl & Gaynor, Inc., located at 255 East Fifth Street, Suite 2700, Cincinnati, Ohio 45202, became the Fund's investment advisor pursuant to an investment advisory agreement between the Investment Managers Series Trust on behalf of the Fund and the Advisor (the "Advisory Agreement").  The Advisor is registered as an investment adviser with the SEC and provides investment advisory services for institutional clients and high net worth individuals.  The Advisory Agreement became effective on  April 1, 2024, and was approved by the Fund's shareholders on June 11, 2024.  Prior to April 1, 2024, Advisor Asset Management, Inc. was the Fund's previous investment advisor.
As of April 1, 2024, The Fund was renamed to the Bahl & Gaynor Income Growth Fund.  Prior to that period, the Fund was called AAM/Bahl & Gaynor Income Growth Fund.
Effective July 1, 2024,  Bahl & Gaynor, Inc. (the "Advisor") has contractually agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the "Fund") from 0.65% to 0.45% of the Fund's average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses from 1.08% to 0.93% of the average daily net assets of the Fund's Class A shares.
This is a summary of certain changes since July 1, 2023.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 31, 2024, at https://mf.bahl.-gaynor.com/#fund-documents, or upon request at  1-833-472-2140.

Material Fund Change Name [Text Block]	As of April 1, 2024, The Fund was renamed to the Bahl & Gaynor Income Growth Fund. Prior to that period, the Fund was called AAM/Bahl & Gaynor Income Growth Fund.
Material Fund Change Expenses [Text Block]
Effective July 1, 2024,  Bahl & Gaynor, Inc. (the "Advisor") has contractually agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the "Fund") from 0.65% to 0.45% of the Fund's average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses from 1.08% to 0.93% of the average daily net assets of the Fund's Class A shares.

Material Fund Change Adviser [Text Block]
Bahl & Gaynor, Inc., located at 255 East Fifth Street, Suite 2700, Cincinnati, Ohio 45202, became the Fund's investment advisor pursuant to an investment advisory agreement between the Investment Managers Series Trust on behalf of the Fund and the Advisor (the "Advisory Agreement").  The Advisor is registered as an investment adviser with the SEC and provides investment advisory services for institutional clients and high net worth individuals.  The Advisory Agreement became effective on  April 1, 2024, and was approved by the Fund's shareholders on June 11, 2024.  Prior to April 1, 2024, Advisor Asset Management, Inc. was the Fund's previous investment advisor.

Updated Prospectus Phone Number	1-833-472-2140
Updated Prospectus Web Address	https://mf.bahl.-gaynor.com/#fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000116045 [Member]
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth Fund
Class Name	Class C
Trading Symbol	AFYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 472-2140
Additional Information Website	https://mf.bahl-gaynor.com/#fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class C/AFYCX)	$192	1.80%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Bahl & Gaynor Income Growth Fund (the “Fund”) Class C returned +13.29% for the Fund’s Fiscal Year, ended June 30, 2024. Over the same period, the Standard & Poor’s 500 Index[1] (S&P 500) increased +24.56%.
The Fund’s large-cap core approach seeks to provide high current income that consistently rises.  The Fund typically invests in high-quality companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments.
During the Fiscal Year, the underlying Fund holdings delivered one-year growth in portfolio income (cash dividends received) of approximately +5.7%.
The Fund performed in line with its investible universe of stocks yielding 2.0% or greater, which returned +14.27%. However, that cohort of stocks underperformed non-dividend payers and dividend payers with a yield of 0-2%, each of which returned 26.66% and 31.42%, respectively, for the one-year period ended 6/30/2024.
TOP PERFORMANCE CONTRIBUTORS
From a sector standpoint, selection effect within Health Care contributed positively to Fund performance. Additionally, selection effect within Energy also benefited Fund performance, though this was offset by an overweight to the sector.
Top Position Contributors:
            1. Broadcom (AVGO)
            2. Eli Lilly & Co. (LLY)
            3. Eaton Corp (ETN)
TOP PERFORMANCE DETRACTORS
From a sector perspective, Consumer Staples and no ownership within the Communication Services sector contributed negatively to Fund performance.
Top Position Detractors:
            1. Air Products & Chemicals (APD)
            2. United Parcel Service (UPS)
            3. Starbucks (SBUX)
The views in this letter were as of June 30, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bahl & Gaynor Income Growth Fund (Class C/AFYCX)	12.29%	7.83%	8.15%
Bahl & Gaynor Income Growth Fund (Class C/AFYCX) — excluding sales load	13.29%	7.83%	8.15%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://mf.bahl-gaynor.com/#fund-documents for the most recent performance information.
Net Assets	$ 1,845,215,975
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 12,105,847
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,845,215,975
Total number of portfolio holdings	50
Total advisory fee paid/(reimbursed)	$12,105,847
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 5.25%	7.0%
Eli Lilly & Co., 1.30%	5.8%
Merck & Co., Inc., 0.77%	4.4%
AbbVie, Inc., 1.55%	4.3%
PepsiCo, Inc., 1.35%	3.6%
Procter & Gamble Co., 1.01%	3.4%
Mondelez International, Inc., Class A, 0.42%	3.2%
Eaton Corp. PLC, 0.94%	3.2%
NextEra Energy, Inc., 0.52%	3.0%
Chevron Corp., 1.63%	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc., 5.25%	7.0%
Eli Lilly & Co., 1.30%	5.8%
Merck & Co., Inc., 0.77%	4.4%
AbbVie, Inc., 1.55%	4.3%
PepsiCo, Inc., 1.35%	3.6%
Procter & Gamble Co., 1.01%	3.4%
Mondelez International, Inc., Class A, 0.42%	3.2%
Eaton Corp. PLC, 0.94%	3.2%
NextEra Energy, Inc., 0.52%	3.0%
Chevron Corp., 1.63%	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Bahl & Gaynor, Inc., located at 255 East Fifth Street, Suite 2700, Cincinnati, Ohio 45202, became the Fund’s investment advisor pursuant to an investment advisory agreement between the  Investment Managers Series Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).  The Advisor is registered as an investment adviser with the SEC and provides investment advisory services for institutional clients and high net worth individuals.  The Advisory Agreement became effective on April 1, 2024, and was approved by the Fund’s shareholders on June 11, 2024.  Prior to April 1, 2024, Advisor Asset Management, Inc. was the Fund’s previous investment advisor.
As of April 1, 2024, The Fund was renamed to the Bahl & Gaynor Income Growth Fund.  Prior to that period, the Fund was called AAM/Bahl & Gaynor Income Growth Fund.
Effective July 1, 2024, Bahl & Gaynor, Inc.  (the “Advisor”) has contractually agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the “Fund”) from 0.65% to 0.45% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses from 1.83% to 1.68% of the average daily net assets of the Fund's Class C shares.
This is a summary of certain changes since July 1, 2023.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024, at https://mf.bahl-gaynor.com/#fund-documents, or upon request at 1-833-472-2140.

Material Fund Change Name [Text Block]	As of April 1, 2024, The Fund was renamed to the Bahl & Gaynor Income Growth Fund. Prior to that period, the Fund was called AAM/Bahl & Gaynor Income Growth Fund.
Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Bahl & Gaynor, Inc.  (the “Advisor”) has contractually agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the “Fund”) from 0.65% to 0.45% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses from 1.83% to 1.68% of the average daily net assets of the Fund's Class C shares.

Material Fund Change Adviser [Text Block]
Bahl & Gaynor, Inc., located at 255 East Fifth Street, Suite 2700, Cincinnati, Ohio 45202, became the Fund’s investment advisor pursuant to an investment advisory agreement between the  Investment Managers Series Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).  The Advisor is registered as an investment adviser with the SEC and provides investment advisory services for institutional clients and high net worth individuals.  The Advisory Agreement became effective on April 1, 2024, and was approved by the Fund’s shareholders on June 11, 2024.  Prior to April 1, 2024, Advisor Asset Management, Inc. was the Fund’s previous investment advisor.

Updated Prospectus Phone Number	1-833-472-2140
Updated Prospectus Web Address	https://mf.bahl-gaynor.com/#fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000116046 [Member]
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth Fund
Class Name	Class I
Trading Symbol	AFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Income Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mf.bahl-gaynor.com/#fund-documents. You can also request this information by contacting us at (833) 472-2140.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 472-2140
Additional Information Website	https://mf.bahl-gaynor.com/#fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth Fund (Class I/AFNIX)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Bahl & Gaynor Income Growth Fund (the “Fund”) Class I returned +14.39% for the Fund’s Fiscal Year, ended June 30, 2024. Over the same period, the Standard & Poor’s 500 Index[1] (S&P 500) increased +24.56%.
The Fund’s large-cap core approach seeks to provide high current income that consistently rises.  The Fund typically invests in high-quality companies that have historically exhibited an ability to grow revenues, earnings, and dividends in a variety of economic environments.
During the Fiscal Year, the underlying Fund holdings delivered one-year growth in portfolio income (cash dividends received) of approximately +5.7%.
The Fund performed in line with its investible universe of stocks yielding 2.0% or greater, which returned +14.27%. However, that cohort of stocks underperformed non-dividend payers and dividend payers with a yield of 0-2%, each of which returned 26.66% and 31.42%, respectively, for the one-year period ended 6/30/2024.
TOP PERFORMANCE CONTRIBUTORS
From a sector standpoint, selection effect within Health Care contributed positively to Fund performance. Additionally, selection effect within Energy also benefited Fund performance, though this was offset by an overweight to the sector.
Top Position Contributors:
          1.Broadcom (AVGO)
          2. Eli Lilly & Co. (LLY)
          3. Eaton Corp (ETN)
TOP PERFORMANCE DETRACTORS
From a sector perspective, Consumer Staples and no ownership within the Communication Services sector contributed negatively to Fund performance.
Top Position Detractors:
          1. Air Products & Chemicals (APD)
          2. United Parcel Service (UPS)
          3. Starbucks (SBUX)
The views in this letter were as of June 30, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bahl & Gaynor Income Growth Fund (Class I/AFNIX)	14.39%	8.91%	9.25%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://mf.bahl-gaynor.com/#fund-documents for the most recent performance information.
Net Assets	$ 1,845,215,975
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 12,105,847
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,845,215,975
Total number of portfolio holdings	50
Total advisory fee paid/(reimbursed)	$12,105,847
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Broadcom, Inc., 5.25%	7.0%
Eli Lilly & Co., 1.30%	5.8%
Merck & Co., Inc., 0.77%	4.4%
AbbVie, Inc., 1.55%	4.3%
PepsiCo, Inc., 1.35%	3.6%
Procter & Gamble Co., 1.01%	3.4%
Mondelez International, Inc., Class A, 0.42%	3.2%
Eaton Corp. PLC, 0.94%	3.2%
NextEra Energy, Inc., 0.52%	3.0%
Chevron Corp., 1.63%	3.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc., 5.25%	7.0%
Eli Lilly & Co., 1.30%	5.8%
Merck & Co., Inc., 0.77%	4.4%
AbbVie, Inc., 1.55%	4.3%
PepsiCo, Inc., 1.35%	3.6%
Procter & Gamble Co., 1.01%	3.4%
Mondelez International, Inc., Class A, 0.42%	3.2%
Eaton Corp. PLC, 0.94%	3.2%
NextEra Energy, Inc., 0.52%	3.0%
Chevron Corp., 1.63%	3.0%

Material Fund Change [Text Block]
Material Fund Changes
Bahl & Gaynor, Inc., located at 255 East Fifth Street, Suite 2700, Cincinnati, Ohio 45202, became the Fund’s investment advisor pursuant to an investment advisory agreement between the  Investment Managers Series Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).  The Advisor is registered as an investment adviser with the SEC and provides investment advisory services for institutional clients and high net worth individuals.  The Advisory Agreement became effective on April 1, 2024, and was approved by the Fund’s shareholders on June 11, 2024.  Prior to April 1, 2024, Advisor Asset Management, Inc. was the Fund’s previous investment advisor.
As of April 1, 2024, The Fund was renamed to the Bahl & Gaynor Income Growth Fund.  Prior to that period, the Fund was called AAM/Bahl & Gaynor Income Growth Fund.
Effective July 1, 2024, Bahl & Gaynor, Inc.  (the “Advisor”) has contractually agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the “Fund”) from 0.65% to 0.45% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses from  0.83% to 0.68% of the average daily net assets of the Fund’s Class I shares.
This is a summary of certain changes since July 1, 2023.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024, at https://mf.bahl-gaynor.com/#fund-documents, or upon request at 1-833-472-2140.

Material Fund Change Name [Text Block]	As of April 1, 2024, The Fund was renamed to the Bahl & Gaynor Income Growth Fund. Prior to that period, the Fund was called AAM/Bahl & Gaynor Income Growth Fund.
Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Bahl & Gaynor, Inc.  (the “Advisor”) has contractually agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the “Fund”) from 0.65% to 0.45% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses from  0.83% to 0.68% of the average daily net assets of the Fund’s Class I shares.

Material Fund Change Adviser [Text Block]
Bahl & Gaynor, Inc., located at 255 East Fifth Street, Suite 2700, Cincinnati, Ohio 45202, became the Fund’s investment advisor pursuant to an investment advisory agreement between the  Investment Managers Series Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).  The Advisor is registered as an investment adviser with the SEC and provides investment advisory services for institutional clients and high net worth individuals.  The Advisory Agreement became effective on April 1, 2024, and was approved by the Fund’s shareholders on June 11, 2024.  Prior to April 1, 2024, Advisor Asset Management, Inc. was the Fund’s previous investment advisor.

Updated Prospectus Phone Number	1-833-472-2140
Updated Prospectus Web Address	https://mf.bahl-gaynor.com/#fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.